Appendix 2 Additional Information Circular No. 715 OF February 3, 2012	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES.
Appendix 2 Additional Information No. 715 of February 3, 2012

APPENDIX 2 ADDITIONAL INFORMATION CIRCULAR No. 715 OF FEBRUARY 3, 2012

This appendix forms an integral part of these consolidated financial statements.

a)	Portfolio stratification

-Trade and other receivables by maturity:

	As of December 31, 2024
	Current Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	1,299,913,086	28,315,349	17,140,561	15,086,512	12,572,821	12,650,247	15,441,857	7,821,092	4,784,424	88,850,420	1,502,576,369	1,065,146,628
Allowance for impairment	(10,391,250)	(409,335)	(1,717,116)	(1,821,207)	(1,718,607)	(1,874,292)	(2,216,559)	(2,868,512)	(2,491,763)	(57,404,876)	(82,913,517)	(1,726,030)
Lease receivables, gross	18,396,542										18,396,542	92,119,034
Allowance for impairment	(163,723)										(163,723)	(1,119,496)
Other receivables, gross	52,069,563	—	—	—	—	—	—	—	—	12,653,601	64,723,164	4,831,533
Allowance for impairment	—	—	—	—	—	—	—	—	—	(12,653,601)	(12,653,601)	—
Total	1,359,824,218	27,906,014	15,423,445	13,265,305	10,854,214	10,775,955	13,225,298	4,952,580	2,292,661	31,445,544	1,489,965,234	1,159,251,669

	As of December 31, 2023
	Current Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	1,074,822,684	31,474,982	48,358,190	17,972,222	16,543,822	11,522,260	27,808,169	11,142,122	28,572,932	159,492,141	1,427,709,524	775,262,173
Allowance for impairment	(18,575,689)	(454,616)	(1,848,768)	(1,715,408)	(1,844,114)	(2,143,323)	(2,833,718)	(3,353,938)	(3,555,933)	(29,551,108)	(65,876,615)	(12,078,477)
Lease receivables, gross	20,755,542	—	—	—	—	—	—	—	—	—	20,755,542	137,964,743
Allowance for impairment	(139,954)	—	—	—	—	—	—	—	—	—	(139,954)	(972,617)
Other receivables, gross	66,801,742	—	—	—	—	—	—	—	—	11,474,680	78,276,422	3,502,319
Allowance for impairment	—	—	—	—	—	—	—	—	—	(11,430,370)	(11,430,370)	—
Total	1,143,664,325	31,020,366	46,509,422	16,256,814	14,699,708	9,378,937	24,974,451	7,788,184	25,016,999	129,985,343	1,449,294,549	903,678,141

-By type of portfolio:

	December 31, 2024						December 31, 2023
	Portfolio with no renegotiated terms		Portfolio with renegotiated terms		Total Gross Portfolio		Portfolio with no renegotiated terms		Portfolio with renegotiated terms		Total Gross Portfolio
		Gross		Gross		Gross		Gross		Gross		Gross
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	customers	ThCh$	customers	ThCh$	customers	ThCh$	customers	ThCh$	customers	ThCh$	customers	ThCh$
Up-to-date	1,429,625	1,268,012,570	157,411	1,097,047,144	1,587,036	2,365,059,714	1,616,667	1,020,578,796	38,745	829,506,061	1,655,412	1,850,084,857
1 to 30 days	35,866	27,343,307	4,343	972,042	40,209	28,315,349	35,707	30,148,065	1,025	1,326,917	36,732	31,474,982
31 to 60 days	5,149	16,670,638	143	469,923	5,292	17,140,561	61,951	47,632,946	1,425	725,244	63,376	48,358,190
61 to 90 days	3,335	14,708,566	206	377,946	3,541	15,086,512	71,704	17,533,472	1,729	438,750	73,433	17,972,222
91 to 120 days	25,431	12,292,204	4,834	280,617	30,265	12,572,821	60,511	16,206,301	1,502	337,521	62,013	16,543,822
121 to 150 days	36,734	12,442,431	7,463	207,816	44,197	12,650,247	54,035	11,244,718	1,246	277,542	55,281	11,522,260
151 to 180 days	2,316	15,233,383	7	208,474	2,323	15,441,857	18,904	27,552,420	856	255,749	19,760	27,808,169
181 to 210 days	32,394	7,624,305	6,326	196,787	38,720	7,821,092	18,982	10,939,853	953	202,269	19,935	11,142,122
211 to 250 days	51,265	4,571,898	6,062	212,526	57,327	4,784,424	16,785	28,291,389	917	281,543	17,702	28,572,932
More than 251 days	1,236,484	85,172,799	123,928	3,677,621	1,360,412	88,850,420	1,022,959	157,014,702	152,571	2,477,439	1,175,530	159,492,141
Total	2,858,599	1,464,072,101	310,723	1,103,650,896	3,169,322	2,567,722,997	2,978,205	1,367,142,662	200,969	835,829,035	3,179,174	2,202,971,697

b)	Portfolio in default and in legal collection process

	As of December 31,
	2024		2023
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	clients	ThCh$	clients	ThCh$
Notes receivable in default	—	—	—	—
Notes receivable in legal collection process (*)	1,536	7,081,752	1,702	7,853,447
Total	1,536	7,081,752	1,702	7,853,447

(*)Legal collections are included in the portfolio past due.

c)	Allowances and write-offs

	As of December 31,
	12-31-2024	12-31-2023
	ThCh$	ThCh$
Allowances and Write-offs
Allowance for portfolio with no renegotiated terms	13,582,321	7,606,450
Allowance for portfolio with renegotiated terms	4,500,824	3,732,378
Recoveries for the period	(984)	—
Total	18,082,161	11,338,828

d)	Number and value of transactions

	12-31-2024		12-31-2023
	Total detail by type of transaction ThCh$	Total detail by type of operation ThCh$	Total detail by type of transaction ThCh$	Total detail by type of operation ThCh$
Number and Amount of Transactions	Last Quarter	Year-to-date	Last Quarter	Year-to-date
Allowance for impairment and recoveries:
Number of Transactions	18,686	720,560	130,641	444,155
Amount of transactions	3,176,823	18,082,161	5,395,100	11,338,828

APPENDIX 2.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES:

This appendix forms an integral part of these consolidated financial statements.

a)	Portfolio stratification
-	Trade receivables detailed by aging:

	12-31-2024
Trade receivables	Up-to-date Portfolio	1-30 days past due	31-60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	More than 365 days past due	Total Current	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, Generation and Transmission	737,978,886	3,254,163	5,837,793	7,872,271	7,067,483	7,760,256	10,247,704	3,862,387	1,595,126	705,857	5,249,888	791,431,814	6,000,627
- Large customers	737,978,886	3,254,163	5,837,793	7,872,271	7,067,483	7,760,256	10,247,704	3,862,387	1,595,126	705,857	5,249,888	791,431,814	6,000,627
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—	—
Allowance for impairment	(4,115,886)	(31,931)	(30,065)	(33,105)	(29,576)	(32,378)	(42,701)	(16,088)	(6,641)	(2,336)	(24,612)	(4,365,319)	(6,808)

Unbilled services	47,895,620	—	—	—	—	—	—	—	—	—	—	47,895,620	—
Billed services	690,083,266	3,254,163	5,837,793	7,872,271	7,067,483	7,760,256	10,247,704	3,862,387	1,595,126	705,857	5,249,888	743,536,194	6,000,627

Trade receivables, Distribution	561,934,200	25,061,186	11,302,768	7,214,241	5,505,338	4,889,991	5,194,153	3,958,705	3,189,298	12,784,995	70,109,680	711,144,555	1,059,146,001
- Mass-market customers	518,746,883	19,027,198	8,355,567	6,184,080	4,793,604	4,574,364	4,918,101	3,672,886	2,893,724	9,192,186	55,309,483	637,668,076	1,058,749,474
- Large customers	29,772,961	3,491,346	1,400,729	431,151	389,604	47,304	75,422	92,193	88,961	3,324,501	4,846,539	43,960,711	201,730
- Institutional customers	13,414,356	2,542,642	1,546,472	599,010	322,130	268,323	200,630	193,626	206,613	268,308	9,953,658	29,515,768	194,797
Allowance for impairment	(6,275,364)	(377,404)	(1,687,051)	(1,788,102)	(1,689,031)	(1,841,914)	(2,173,858)	(2,852,424)	(2,485,122)	(8,173,741)	(49,204,187)	(78,548,198)	(1,719,222)

Unbilled services	488,507,474	—	—	—	—	—	—	—	—	—	—	488,507,474	960,193,812
Billed services	73,426,726	25,061,186	11,302,768	7,214,241	5,505,338	4,889,991	5,194,153	3,958,705	3,189,298	12,784,995	70,109,680	222,637,081	18,308,503
Total trade receivables, gross	1,299,913,086	28,315,349	17,140,561	15,086,512	12,572,821	12,650,247	15,441,857	7,821,092	4,784,424	13,490,852	75,359,568	1,502,576,369	1,065,146,628
Total Allowance for impairment	(10,391,250)	(409,335)	(1,717,116)	(1,821,207)	(1,718,607)	(1,874,292)	(2,216,559)	(2,868,512)	(2,491,763)	(8,176,077)	(49,228,799)	(82,913,517)	(1,726,030)
Total trade receivables, net	1,289,521,836	27,906,014	15,423,445	13,265,305	10,854,214	10,775,955	13,225,298	4,952,580	2,292,661	5,314,775	26,130,769	1,419,662,852	1,063,420,598

	12-31-2023
Trade receivables	Up-to-date Portfolio	1-30 days past due	31-60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	More than 365 days past due	Total Current	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, Generation and Transmission	685,684,933	12,061,685	35,583,465	9,511,845	10,257,758	4,950,129	21,602,876	5,729,653	23,719,622	35,690,038	16,151,472	860,943,476	2,234,948
- Large customers	685,468,573	12,061,685	35,583,465	9,511,845	10,257,758	4,950,129	21,602,876	5,729,653	23,719,622	35,690,038	15,748,987	860,324,631	2,234,948
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	—
- Other	216,360	—	—	—	—	—	—	—	—	—	402,485	618,845	—
Allowance for impairment	(1,213,072)	(86,661)	(759,055)	(199,997)	(218,187)	(104,314)	(460,833)	(122,220)	(503,753)	(755,173)	(720,399)	(5,143,664)	(5,257)

Unbilled services	557,351,449	—	—	—	—	—	—	—	—	—	—	557,351,449	2,234,948
Billed services	128,333,484	12,061,685	35,583,465	9,511,845	10,257,758	4,950,129	21,602,876	5,729,653	23,719,622	35,690,038	16,151,472	303,592,027	—

Trade receivables, Distribution	389,137,751	19,413,297	12,774,725	8,460,377	6,286,064	6,572,131	6,205,293	5,412,469	4,853,310	12,262,562	95,388,069	566,766,048	773,027,225
- Mass-market customers	354,259,121	13,606,413	8,670,840	6,786,030	5,328,004	5,290,332	5,429,950	4,254,816	4,083,091	10,122,853	75,072,837	492,904,287	767,893,506
- Large customers	20,856,819	3,430,853	1,777,236	583,180	465,211	320,367	63,668	143,118	78,772	479,814	7,900,893	36,099,931	3,515,123
- Institutional customers	14,021,811	2,376,031	2,326,649	1,091,167	492,849	961,432	711,675	1,014,535	691,447	1,659,895	12,414,339	37,761,830	1,618,596
Allowance for impairment	(17,362,617)	(367,955)	(1,089,713)	(1,515,411)	(1,625,927)	(2,039,009)	(2,372,885)	(3,231,718)	(3,052,180)	(7,512,758)	(20,562,743)	(60,732,916)	(12,073,220)

Unbilled services	331,194,439	—	—	—	—	—	—	—	—	—	—	331,194,439	744,470,323
Billed services	57,943,312	19,413,297	12,774,725	8,460,377	6,286,064	6,572,131	6,205,293	5,412,469	4,853,310	12,262,562	95,388,069	235,571,609	28,556,902
Total trade receivables, gross	1,074,822,684	31,474,982	48,358,190	17,972,222	16,543,822	11,522,260	27,808,169	11,142,122	28,572,932	47,952,600	111,539,541	1,427,709,524	775,262,173
Total Allowance for impairment	(18,575,689)	(454,616)	(1,848,768)	(1,715,408)	(1,844,114)	(2,143,323)	(2,833,718)	(3,353,938)	(3,555,933)	(8,267,931)	(21,283,142)	(65,876,580)	(12,078,477)
Total trade receivables, net	1,056,246,995	31,020,366	46,509,422	16,256,814	14,699,708	9,378,937	24,974,451	7,788,184	25,016,999	39,684,669	90,256,399	1,361,832,944	763,183,696

Because not all of our commercial databases in our Group’s different consolidated entities distinguish whether the final electricity service consumer is an individual or legal entity, the main management segmentation used by all consolidated entities to monitor and follow up on trade receivables is the following:

- Mass-market Customers
- Large Customers - Institutional Customers

-	By type of portfolio:

	12-31-2024
Type of Portfolio	Current balances Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total currrent	Total non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Portfolio with no renegotiated terms	737,978,886	3,254,163	5,837,793	7,872,271	7,067,483	7,760,256	10,247,704	3,862,387	1,595,126	5,955,745	791,431,814	6,000,627
- Large customers	737,978,886	3,254,163	5,837,793	7,872,271	7,067,483	7,760,256	10,247,704	3,862,387	1,595,126	5,955,745	791,431,814	6,000,627
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
Portfolio with renegotiated terms	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Portfolio with no renegotiated terms	523,204,075	24,089,144	10,832,845	6,836,295	5,224,721	4,682,175	4,985,679	3,761,918	2,976,772	79,217,054	665,810,678	828,982
- Mass-market customers	482,002,754	18,093,224	7,899,463	5,838,664	4,535,788	4,379,360	4,709,825	3,476,303	2,681,507	61,163,903	594,780,791	828,982
- Large customers	29,196,093	3,460,131	1,387,559	421,228	389,604	42,702	75,422	92,193	88,961	8,168,784	43,322,677
- Institutional customers	12,005,228	2,535,789	1,545,823	576,403	299,329	260,113	200,432	193,422	206,304	9,884,367	27,707,210	—
Portfolio with renegotiated terms	38,730,125	972,042	469,923	377,946	280,617	207,816	208,474	196,787	212,526	3,677,621	45,333,877	1,058,317,019
- Mass-market customers	36,744,129	933,975	456,105	345,416	257,816	195,004	208,276	196,583	212,217	3,337,766	42,887,287	1,057,920,492
- Large customers	576,868	31,214	13,169	9,923	—	4,602	—	—	—	2,256	638,032	201,730
- Institutional customers	1,409,128	6,853	649	22,607	22,801	8,210	198	204	309	337,599	1,808,558	194,797
Total gross portfolio	1,299,913,086	28,315,349	17,140,561	15,086,512	12,572,821	12,650,247	15,441,857	7,821,092	4,784,424	88,850,420	1,502,576,369	1,065,146,628

	12-31-2023
Type of Portfolio	Current balances Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total currrent	Total non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Portfolio with no renegotiated terms	685,684,933	12,061,685	35,583,465	9,511,845	10,257,758	4,950,129	21,602,876	5,729,653	23,719,622	51,841,516	860,943,482	2,234,948
- Large customers	685,468,573	12,061,685	35,583,465	9,511,845	10,257,758	4,950,129	21,602,876	5,729,653	23,719,622	51,439,031	860,324,637	2,234,948
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	216,360	—	—	—	—	—	—	—	—	402,485	618,845	—
Portfolio with renegotiated terms	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Portfolio with no renegotiated terms	331,680,208	18,086,380	12,049,481	8,021,627	5,948,543	6,294,589	5,949,544	5,210,200	4,571,767	105,173,186	502,985,525	978,707
- Mass-market customers	301,435,164	12,716,511	8,095,751	6,348,925	4,994,573	5,016,199	5,176,184	4,052,768	3,802,001	83,053,046	434,691,122	847,575
- Large customers	19,546,310	3,418,154	1,766,205	582,003	461,826	317,234	61,937	143,118	78,772	8,380,707	34,756,266	131,132
- Institutional customers	10,698,734	1,951,715	2,187,525	1,090,699	492,144	961,156	711,423	1,014,314	690,994	13,739,433	33,538,137	—
Portfolio with renegotiated terms	57,457,543	1,326,917	725,244	438,750	337,521	277,542	255,749	202,269	281,543	2,477,439	63,780,517	772,048,518
- Mass-market customers	52,823,957	889,902	575,090	437,104	333,432	274,132	253,765	202,048	281,090	2,142,639	58,213,159	767,045,931
- Large customers	1,310,509	12,699	11,031	1,177	3,384	3,134	1,732	—	—	—	1,343,666	3,383,991
- Institutional customers	3,323,077	424,316	139,123	469	705	276	252	221	453	334,800	4,223,692	1,618,596
Total gross portfolio	1,074,822,684	31,474,982	48,358,190	17,972,222	16,543,822	11,522,260	27,808,169	11,142,122	28,572,932	159,492,141	1,427,709,524	775,262,173

APPENDIX 2.2 ESTIMATES OF SALES AND PURCHASES OF ENERGY, POWER AND TOLL

This appendix forms an integral part of these consolidated financial statements.

	12-31-2024		12-31-2023
	Energy and		Energy and
	Capacity	Tolls	Capacity	Tolls
	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF FINANCIAL POSITION
Trade and other receivables, current	1,292,952,828	107,471,571	1,079,071,545	57,680,280
Trade and other receivables, non-current	852,426,063	—	970,575,153	—
Total Estimated Assets	2,145,378,891	107,471,571	2,049,646,698	57,680,280
Trade and other payables, current	208,906,622	29,167,180	99,375,819	22,172,523
Trade and other payables, non-current	792,620,246	—	571,821,560	—
Total Estimated Liabilities	1,001,526,868	29,167,180	671,197,379	22,172,523

	12-31-2024		12-31-2023
	Energy and		Energy and
	Capacity	Tolls	Capacity	Tolls
	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF INCOME
Energy sales	994,692,375	107,471,571	1,052,873,402	57,684,300
Energy purchases	309,187,730	29,167,180	163,111,943	22,333,297